Supplemental Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information

The following table provides supplemental cash flow information (in thousands):

	Nine Months Ended September 30,
	2026	2025
Supplemental cash flow information:
Interest paid	$777	$3,417
Income taxes paid (refunded), net	2,420	128
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	$10,455	$4,178
Net noncash impact from the consolidation of properties previously held in an unconsolidated joint venture	312,826	—
Accrued offering costs	869	—
Accrued dividends on common stock	33,404	—
Accrued distributions to noncontrolling interests	10,851	—

The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2025	2024
Supplemental cash flow information:
Interest paid	$4,543	$3,220
Income taxes paid (refunded), net	1,172	3,054
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	6,039	5,961

Schedule of Cash, Cash Equivalents and Restricted Cash

The following table summarizes cash, cash equivalents, and restricted cash (in thousands):

	Nine Months Ended September 30,
	2026	2025
Beginning of period:
Cash and cash equivalents	$19,652	$18,777
Restricted cash	64,609	60,289
Cash, cash equivalents, and restricted cash	$84,261	$79,066
End of period:
Cash and cash equivalents	$338,064	$19,449
Restricted cash	86,559	63,430
Cash, cash equivalents, and restricted cash	$424,623	$82,879

The following table summarizes cash, cash equivalents, and restricted cash (in thousands):

	December 31,
	2025	2024
Beginning of period:
Cash and cash equivalents	$18,777	$26,504
Restricted cash	60,289	50,442
Cash, cash equivalents, and restricted cash	$79,066	$76,946
End of period:
Cash and cash equivalents	$19,652	$18,777
Restricted cash	64,609	60,289
Cash, cash equivalents, and restricted cash	$84,261	$79,066